THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 35.5%
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 32.1%
FHLMC
2.000%, 01/01/37 to 05/01/52	$1,389,383	$1,130,437
2.500%, 11/01/51 to 01/01/52	1,158,936	965,236
3.000%, 12/01/47	59,287	51,496
3.500%, 11/01/48	261,026	236,241
4.000%, 09/01/48	51,860	48,156
4.500%, 07/01/52 to 11/01/52	1,077,541	1,025,079
5.000%, 01/01/53 to 04/01/53	1,486,323	1,440,924
5.500%, 11/01/52 to 06/01/54	2,012,589	2,002,096
6.000%, 01/01/53 to 04/01/54	1,279,011	1,303,576

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	27,625	24,242

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	128,823	133,855

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	10,452	10,516

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	30,116	27,192

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	120,991	106,605

FNMA
1.850%, 09/01/35	243,989	208,323
2.000%, 01/01/42 to 12/01/51	6,729,837	5,317,059
2.500%, 06/01/37 to 04/01/52	4,037,527	3,416,939
3.000%, 12/01/31 to 12/01/51	3,479,342	3,066,766
3.040%, 01/01/28	159,493	152,839
3.500%, 07/01/43 to 06/01/52	2,440,210	2,200,359
4.000%, 03/01/48 to 05/01/52	486,027	450,211
4.500%, 06/01/52 to 09/01/52	803,806	768,998
5.000%, 02/01/31 to 05/01/54	1,030,144	1,004,892
5.500%, 12/01/39 to 08/01/54	1,737,121	1,723,435
6.000%, 02/01/54 to 05/01/54	702,337	710,376

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,093	1,106

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	2,447	2,459

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	$12,701	$13,350

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	311,835	278,049

GNMA
2.000%, 02/20/51	432,282	346,613
2.500%, 04/20/51 to 11/20/51	1,197,805	996,580
3.000%, 04/20/50	231,972	202,865
4.000%, 04/20/49 to 04/20/52	1,220,745	1,132,838
4.491%, 01/20/67 (A)	36,374	35,820
5.000%, 07/20/53	268,457	261,312

GNMA, Ser 2010-H14, Cl BI, IO
1.488%, 07/20/60 (A)	1,713	165

GNMA, Ser 2017-H16, Cl PT
4.691%, 05/20/66 (A)	69	69

		30,797,074

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.4%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35	331,081	328,684

Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/54 (A)	360,000	301,361

BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	66,076

Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	185,000	164,290

Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.443%, 05/15/55 (A)	205,000	186,021

COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	74,233	70,706

CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37	125,000	113,437

CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A)	351,477	306,430

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
GPMT, Ser 2021-FL3, Cl A
5.913%, TSFR1M + 1.364%, 07/16/35 (A)	$169,867	$168,136

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	215,000	199,490

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A)	244,132	232,063

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.318%, 05/15/48 (A)	210,000	194,957

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A)	380,000	367,125

Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.018%, 10/25/48 (A)	304,361	296,384

Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A)	61,068	58,580

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	270,000	245,025

		3,298,765

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $36,970,481)		34,095,839

CORPORATE OBLIGATIONS — 34.5%

COMMUNICATION SERVICES — 3.8%
AT&T
3.500%, 06/01/41	240,000	184,105
3.550%, 09/15/55	195,000	130,881
6.000%, 11/15/34	20,000	20,188
Charter Communications Operating
6.100%, 06/01/29	185,000	189,214
6.150%, 11/10/26	320,000	326,220
Frontier Communications Holdings
6.000%, 01/15/30 (B)	374,000	374,752
6.750%, 05/01/29 (B)	106,000	106,717

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Meta Platforms
4.450%, 08/15/52	$90,000	$75,806
5.400%, 08/15/54	155,000	150,382
5.550%, 08/15/64	180,000	174,836
Paramount Global
5.900%, 10/15/40	175,000	153,904
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	215,096
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	470,000	458,147
Rakuten Group
9.750%, 04/15/29 (B)	445,000	486,027
Time Warner Cable
5.875%, 11/15/40	330,000	298,788
T-Mobile USA
4.500%, 04/15/50	160,000	131,246
Warnermedia Holdings
5.141%, 03/15/52	285,000	212,577
		3,688,886

CONSUMER DISCRETIONARY — 1.4%
Ford Motor Credit
6.050%, 03/05/31	120,000	120,169
6.054%, 11/05/31	445,000	442,718
6.500%, 02/07/35	200,000	200,221
General Motors Financial
5.950%, 04/04/34	240,000	240,689
Hyundai Capital America
5.400%, 01/08/31 (B)	105,000	105,626
Resorts World Las Vegas
4.625%, 04/06/31 (B)	270,000	230,215
		1,339,638

CONSUMER STAPLES — 0.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	107,000	96,699
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	125,000	124,580
BAT Capital
4.390%, 08/15/37	280,000	242,727
5.834%, 02/20/31	190,000	195,661

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Reynolds American
8.125%, 05/01/40	$45,000	$52,269
		711,936

ENERGY — 4.7%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	263,000	247,311
Civitas Resources
8.375%, 07/01/28 (B)	164,000	171,523
Continental Resources
2.268%, 11/15/26 (B)	320,000	305,003
Devon Energy
7.875%, 09/30/31	145,000	164,116
Eastern Energy Gas Holdings
5.800%, 01/15/35	200,000	203,360
Energy Transfer
5.250%, 04/15/29	440,000	442,067
5.950%, 05/15/54	165,000	158,753
6.400%, 12/01/30	340,000	358,897
Expand Energy
5.700%, 01/15/35	290,000	285,990
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (B)	359,373	344,991
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (B)	230,000	226,059
Hess
5.800%, 04/01/47	215,000	215,025
6.000%, 01/15/40	365,000	379,990
HF Sinclair
5.000%, 02/01/28	200,000	199,016
Sabine Pass Liquefaction
5.000%, 03/15/27	255,000	255,792
Tennessee Gas Pipeline
2.900%, 03/01/30 (B)	110,000	98,901
8.375%, 06/15/32	135,000	153,471
Venture Global LNG
9.875%, 02/01/32 (B)	230,000	253,190
		4,463,455

FINANCIALS — 11.2%
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/35 (A)	50,000	50,059

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Aon North America
5.450%, 03/01/34	$295,000	$296,200
Avolon Holdings Funding
5.750%, 11/15/29 (B)	245,000	247,961
5.750%, 03/01/29 (B)	160,000	161,999
6.375%, 05/04/28 (B)	160,000	165,105
Banco Santander
1.722%, H15T1Y + 0.900%, 09/14/27 (A)	200,000	189,937
Bank of America
4.571%, SOFRRATE + 1.830%, 04/27/33 (A)	375,000	358,696
5.468%, SOFRRATE + 1.650%, 01/23/35 (A)	320,000	320,766
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%, 09/04/73 (A) (C)	540,000	538,317
Barclays
4.375%, 01/12/26	330,000	328,952
Cantor Fitzgerald
4.500%, 04/14/27 (B)	220,000	216,334
CI Financial
3.200%, 12/17/30	540,000	461,725
Citigroup
2.561%, SOFRRATE + 1.167%, 05/01/32 (A)	290,000	247,550
5.174%, SOFRRATE + 1.364%, 02/13/30 (A)	445,000	446,255
8.125%, 07/15/39	165,000	204,180
Constellation Insurance
6.800%, 01/24/30 (B)	380,000	373,911
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/33 (A) (B)	375,000	338,144
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/73 (B) (C)	725,000	61,625
Deutsche Bank NY
4.999%, SOFRRATE + 1.700%, 09/11/30 (A)	140,000	137,604
6.819%, SOFRRATE + 2.510%, 11/20/29 (A)	135,000	142,191
Farmers Exchange Capital III
5.454%, US0003M + 3.454%, 10/15/54 (A) (B)	335,000	297,117
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/64 (A) (B)	170,000	169,026
Goldman Sachs Capital I
6.345%, 02/15/34	445,000	466,990
Goldman Sachs Group
2.383%, SOFRRATE + 1.248%, 07/21/32 (A)	230,000	193,886
5.536%, SOFRRATE + 1.380%, 01/28/36 (A)	175,000	174,862
5.734%, SOFRRATE + 1.696%, 01/28/56 (A)	115,000	114,466

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
HSBC Holdings
5.733%, SOFRRATE + 1.520%, 05/17/32 (A)	$370,000	$375,831
5.874%, SOFRRATE + 1.900%, 11/18/35 (A)	200,000	197,113
Jackson Financial
3.125%, 11/23/31	340,000	291,247
JPMorgan Chase
1.045%, SOFRRATE + 0.800%, 11/19/26 (A)	195,000	189,440
5.766%, SOFRRATE + 1.490%, 04/22/35 (A)	280,000	287,189
Mercury General
4.400%, 03/15/27	314,000	304,836
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/26 (A)	425,000	425,177
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/27 (A)	265,000	254,846
5.466%, SOFRRATE + 1.730%, 01/18/35 (A)	210,000	209,538
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34 (A)	290,000	286,475
5.831%, SOFRRATE + 1.580%, 04/19/35 (A)	185,000	189,232
Nasdaq
5.550%, 02/15/34	195,000	197,296
NatWest Group
1.642%, H15T1Y + 0.900%, 06/14/27 (A)	275,000	263,311
7.472%, H15T1Y + 2.850%, 11/10/26 (A)	115,000	117,239
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660%, 03/25/73 (A) (B) (C)	225,000	216,449
SBL Holdings
7.200%, 10/30/34 (B)	75,000	72,650
Wells Fargo
5.064%, TSFR3M + 0.762%, 01/15/27 (A)	205,000	202,067
		10,783,794

HEALTH CARE — 2.3%
Amgen
5.650%, 03/02/53	95,000	91,810
6.375%, 06/01/37	245,000	263,168
Biocon Biologics Global
6.670%, 10/09/29 (B)	155,000	151,184
CVS Health
1.875%, 02/28/31	305,000	248,757
5.050%, 03/25/48	430,000	359,411
6.750%, H15T5Y + 2.516%, 12/10/54 (A)	140,000	138,416

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
HCA
3.500%, 09/01/30	$240,000	$219,299
5.250%, 06/15/49	255,000	223,389
Horizon Mutual Holdings
6.200%, 11/15/34 (B)	305,000	298,127
UnitedHealth Group
5.375%, 04/15/54	185,000	173,147
		2,166,708

INDUSTRIALS — 2.5%
AerCap Ireland Capital DAC
3.000%, 10/29/28	185,000	172,346
4.950%, 09/10/34	375,000	357,931
Air Lease MTN
3.000%, 02/01/30	220,000	199,018
BAE Systems
5.250%, 03/26/31 (B)	220,000	220,649
Boeing
2.196%, 02/04/26	265,000	258,160
6.298%, 05/01/29	245,000	254,869
Regal Rexnord
6.050%, 02/15/26	300,000	302,546
United Airlines
4.375%, 04/15/26 (B)	615,000	606,107
		2,371,626

INFORMATION TECHNOLOGY — 2.6%
Broadcom
3.419%, 04/15/33 (B)	109,000	95,307
4.800%, 10/15/34	150,000	143,626
4.926%, 05/15/37 (B)	212,000	200,386
Hewlett Packard Enterprise
5.000%, 10/15/34	140,000	136,556
Intel
3.050%, 08/12/51	150,000	85,510
Kyndryl Holdings
2.050%, 10/15/26	230,000	219,382
Oracle
3.600%, 04/01/40	110,000	85,793
3.800%, 11/15/37	400,000	333,547
5.250%, 02/03/32	310,000	309,290
6.000%, 08/03/55	210,000	209,332
6.900%, 11/09/52	80,000	88,742

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Sprint Capital
8.750%, 03/15/32	$195,000	$232,969
Vontier
1.800%, 04/01/26	330,000	317,241
		2,457,681

MATERIALS — 1.2%
Anglo American Capital
5.750%, 04/05/34 (B)	325,000	327,442
Celanese US Holdings
6.800%, 11/15/30	260,000	270,180
First Quantum Minerals
8.625%, 06/01/31 (B)	560,000	574,468
		1,172,090

REAL ESTATE — 0.2%
Sabra Health Care
3.900%, 10/15/29	245,000	230,100

UTILITIES — 3.9%
Brooklyn Union Gas
6.415%, 07/18/54 (B)	215,000	222,438
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (B)	241,800	245,389
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/55 (A)	195,000	196,920
Electricite de France
5.750%, 01/13/35 (B)	235,000	233,987
Entergy Louisiana
5.800%, 03/15/55	145,000	143,352
Louisville Gas and Electric
5.450%, 04/15/33	205,000	207,379
NextEra Energy Capital Holdings
5.250%, 03/15/34	185,000	182,311
5.450%, 03/15/35	210,000	208,762
NiSource
5.350%, 04/01/34	245,000	243,296
Pacific Gas and Electric
2.100%, 08/01/27	355,000	328,215
6.100%, 01/15/29	315,000	319,498
PG&E
7.375%, H15T5Y + 3.883%, 03/15/55 (A)	230,000	223,468

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Public Service of Oklahoma
5.200%, 01/15/35	$175,000	$169,989
Virginia Electric and Power
5.000%, 01/15/34	185,000	179,983
5.000%, 04/01/33	282,000	275,844
Virginia Power Fuel Securitization
5.088%, 05/01/27	174,589	175,307
Vistra Operations
5.700%, 12/30/34 (B)	195,000	192,546
		3,748,684

TOTAL CORPORATE OBLIGATIONS
(Cost $34,925,421)		33,134,598

U.S. TREASURY OBLIGATIONS — 21.3%

U.S. Treasury Bonds
3.125%, 05/15/48	2,460,000	1,848,652
4.125%, 08/15/44	1,380,000	1,251,919
4.250%, 08/15/54	1,955,000	1,782,410
4.500%, 11/15/54	2,545,000	2,424,112
4.625%, 11/15/44	2,425,000	2,354,144
U.S. Treasury Notes
4.000%, 12/15/27	785,000	780,155
4.250%, 11/30/26 to 11/15/34	7,585,000	7,566,786
4.375%, 12/31/29 to 01/31/32	1,270,000	1,270,935
4.500%, 12/31/31	1,095,000	1,098,593
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,863,105)		20,377,706

ASSET-BACKED SECURITIES — 6.0%

AccessLex Institute, Ser 2007-A, Cl A3
5.083%, TSFR3M + 0.562%, 05/25/36 (A)	128,192	126,057
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32	92,259	92,721
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/28	275,000	277,547
BBCMS Trust, Ser C32, Cl A5
5.720%, 02/15/63	155,000	160,916
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.998%, TSFR1M + 1.691%, 08/15/39 (A)	145,000	145,952

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48	$165,712	$155,841
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52	183,354	163,947
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/29	120,000	120,713
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/29	315,000	319,550
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30	161,582	162,867
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30	145,105	147,624
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27	130,000	130,693
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29	145,000	145,289
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl B
6.156%, TSFR1M + 1.850%, 12/15/39 (A)	195,000	196,463
HIH Trust, Ser 61P, Cl A
6.148%, TSFR1M + 1.842%, 10/15/41 (A)	230,000	231,294
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39	32,667	31,633
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39	254,531	240,068
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/29	100,000	100,101
Hudson Yards Mortgage Trust, Ser SPRL, Cl B
5.758%, 01/13/40 (A)	280,000	283,055
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/28	150,000	150,196
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29	9,246	9,182
LEX 2024-BBG Mortgage Trust, Ser BBG, Cl A
4.874%, 10/13/33 (A)	195,000	193,022
MF1, Ser 2025-FL17, Cl A
5.620%, TSFR1M + 1.320%, 02/18/40 (A)	155,000	154,613
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68	24,275	23,111
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
5.129%, SOFR30A + 0.800%, 11/25/54 (A)	235,000	234,999

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/29	$75,348	$75,657
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/54 (A)	234,516	234,965
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/45 (D)	200,000	200,818
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	29,599	28,808
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	94,942	87,973
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/27	120,000	121,235
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/30	105,000	105,038
Scholar Funding Trust, Ser 2011-A, Cl A
5.713%, SOFR90A + 1.162%, 10/28/43 (A)	243,021	242,197
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51	236,016	217,813
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53	310,108	287,196
South Carolina Student Loan, Ser 2015-A, Cl A
5.925%, TSFR1M + 1.614%, 01/25/36 (A)	164,098	164,168
TOTAL ASSET-BACKED SECURITIES
(Cost $5,818,739)		5,763,322

SHORT-TERM INVESTMENTS — 0.9%

American Electric Power, 5.699%, 08/15/2025
(Cost $214,741)	215,000	215,917
Celanese US Holdings, 6.050%, 03/15/2025
(Cost $129,977)	130,000	130,112
NextEra Energy Capital Holdings, 6.051%, 03/01/2025
(Cost $259,996)	260,000	260,249
Royalty Pharma, 1.200%, 09/02/2025
(Cost $230,299)	230,000	225,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $835,013)		831,488

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

MUNICIPAL BONDS — 0.6%
	Face Amount	Value
GEORGIA — 0.4%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
6.637%, 04/01/57	$361,000	$385,717
ARIZONA — 0.2%
Maricopa County Industrial Development Authority
7.375%, 10/01/29	195,000	198,275
TOTAL MUNICIPAL BONDS
(Cost $728,162)		583,992

FOREIGN GOVERNMENT BONDS — 0.4%

MEXICO — 0.3%
Mexico Government International Bond
7.375%, 05/13/55	275,000	277,115
COLOMBIA — 0.1%
Colombia Government International Bond
7.750%, 11/07/36	130,000	127,054
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $401,442)		404,169
TOTAL INVESTMENTS — 99.2%
(Cost $100,542,363)		$95,191,114

Open futures contracts held by the Fund at January 31, 2025 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	20	Mar-2025	$4,104,553	$4,112,500	$7,947
U.S. 5-Year Treasury Notes	44	Mar-2025	4,711,147	4,681,188	(29,960)
U.S. 10-Year Treasury Notes	5	Mar-2025	545,633	544,219	(1,414)
			$9,361,333	$9,337,907	$(23,427)
Short Contracts
Ultra 10-Year U.S. Treasury Notes	(25)	Mar-2025	$(2,801,910)	$(2,784,375)	$17,535
			$6,559,423	$6,553,532	$(5,892)

THE ADVISORS' INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JANUARY 31, 2025 (Unaudited)

Percentages are based on Net Assets of $95,963,461.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at January 31, 2025 was $8,391,355 and represents 8.7% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Cl — Class
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year Rate
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate
H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — One Month Term Secured Overnight Financing Rate
TSFR3M — Three Month Term Secured Overnight Financing Rate
US0003M — ICE LIBOR USD 3 Month
USSW5 — USD Swap Semi 30/360 5-Year

MIM-QH-001-0900